Operating profit/(loss) (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of Detailed Information About Profit (Loss) from Operating Activities
Operating profit is stated after charging:

		Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	Note	€m	€m	€m
Staff costs	8	299.7	257.4	264.5
Depreciation of property, plant and equipment	12	39.3	35.9	43.3
Impairment of property, plant and equipment	12	—	0.3	1.4
Amortization of software and brands	13	7.0	6.5	7.8
Operating lease charges		18.5	15.0	14.6
Exchange losses/(gains)		2.9	(1.2)	(3.3)
Research & development expenditure		15.5	15.4	13.3
Inventories recognized as an expense within cost of goods sold		1,410.0	1,273.3	1,282.6